Subsequent events	12 Months Ended
Dec. 31, 2022
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events	52 Subsequent events On 6 February 2023, a devastating earthquake with multiple aftershocks struck southern and central Turkey and northern and western Syria causing a significant tragedy for the people and is causing disruption to business and economic activity in the region. This qualifies as a non-adjusting subsequent event.